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LIBERTY
COLONIAL  CRABBE HUSON  NEWPORT  STEIN ROE ADVISOR

May 5, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Liberty Funds Trust I
         Colonial Strategic Income Fund
         Colonial High Yield Securities Fund
         Colonial Income Fund
         File Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Colonial Strategic Income Fund's and Colonial Income Fund's Classes A, B, C and Z Prospectuses and Statements of Additional Information dated May 1, 2000 and the Colonial High Yield Securities Fund Class A, B, and C Prospectus dated May 1, 2000 do not differ from that contained in Post-Effective Amendment No. 18 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 2000.

The Colonial Strategic Income Fund's and Colonial Income Fund's Classes A, B, C and Z Prospectuses and Statements of Additional Information dated May 1, 2000 and the Colonial High Yield Securities Fund's Class A, B, and C Prospectus dated May 1, 2000 are now being used in connection with the sale of shares of the Funds.

The Funds are separate portfolios of the Trust.

Very truly yours,

LIBERTY FUNDS TRUST I


By:Tracy DiRienzo
   Assistant Secretary

cc:        M. Muller (Ropes & Gray)
           Blue Sky
           J. DeMaria (PWC)
           S. Richards
           C. Ericson

One Financial Center, Boston, MA  02111-2621,1-800-225-2365